Accounts Receivable - Schedule of Allowance for Credit Losses Movement (Details) - Accounts Receivable [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Allowance for Credit Losses Movement [Line Items]
Beginning balance	$ 2,443
Provision		2,443
Reduction	(2,436)
Ending balance	$ 7	$ 2,443